Liberty All-Star® Growth Fund	Schedule of Investments
September 30, 2020 (Unaudited)

	SHARES	MARKET VALUE
COMMON STOCKS (98.33%)
COMMUNICATION SERVICES (4.39%)
Entertainment (0.74%)
Take-Two Interactive Software, Inc.(a)	13,000	$2,147,860

Interactive Media & Services (3.65%)
Alphabet, Inc., Class C(a)	2,790	4,100,184
Facebook, Inc., Class A(a)	17,051	4,465,657
Match Group, Inc.(a)	18,805	2,080,781
		10,646,622
CONSUMER DISCRETIONARY (12.61%)
Distributors (1.03%)
Pool Corp.	9,000	3,010,860

Diversified Consumer Services (1.97%)
Chegg, Inc.(a)	80,446	5,747,062

Hotels, Restaurants & Leisure (2.22%)
Planet Fitness, Inc., Class A(a)	36,398	2,242,845
Wingstop, Inc.	5,836	797,489
Yum! Brands, Inc.	37,552	3,428,498
		6,468,832
Internet & Direct Marketing Retail (2.72%)
Amazon.com, Inc.(a)	1,458	4,590,849
Etsy, Inc.(a)	27,500	3,344,825
		7,935,674
Multiline Retail (1.28%)
Ollie's Bargain Outlet Holdings, Inc.(a)	42,777	3,736,571

Specialty Retail (1.76%)
Burlington Stores, Inc.(a)	9,500	1,957,855
Williams-Sonoma, Inc.	35,000	3,165,400
		5,123,255
Textiles, Apparel & Luxury Goods (1.63%)
Canada Goose Holdings, Inc.(a)(b)	17,287	556,123
NIKE, Inc., Class B	33,362	4,188,265
		4,744,388
CONSUMER STAPLES (2.14%)
Food Products (1.34%)
Lamb Weston Holdings, Inc.	25,000	1,656,750
McCormick & Co., Inc.	11,500	2,232,150
		3,888,900

See Notes to Schedule of Investments.

Liberty All-Star® Growth Fund	Schedule of Investments
September 30, 2020 (Unaudited)

	SHARES	MARKET VALUE
COMMON STOCKS (continued)
Household Products (0.80%)
Church & Dwight Co., Inc.	25,000	$2,342,750

ENERGY (0.29%)
Energy Equipment & Services (0.29%)
Core Laboratories NV	54,870	837,316

FINANCIALS (4.12%)
Banks (1.21%)
First Republic Bank	18,000	1,963,080
Signature Bank	18,937	1,571,582
		3,534,662
Capital Markets (1.45%)
Hamilton Lane, Inc., Class A	36,022	2,326,661
Raymond James Financial, Inc.	26,000	1,891,760
		4,218,421
Consumer Finance (0.29%)
LendingTree, Inc.(a)	2,730	837,810

Insurance (0.67%)
eHealth, Inc.(a)	8,215	648,985
Goosehead Insurance, Inc., Class A	15,120	1,309,241
		1,958,226
Investment Companies (0.34%)
StepStone Group, Inc.(a)	37,553	999,285

Thrifts & Mortgage Finance (0.16%)
Axos Financial, Inc.(a)	20,402	475,570

HEALTH CARE (26.71%)
Biotechnology (4.13%)
ACADIA Pharmaceuticals, Inc.(a)	83,080	3,427,050
Natera, Inc.(a)	40,783	2,946,164
Neurocrine Biosciences, Inc.(a)	16,000	1,538,560
Puma Biotechnology, Inc.(a)	134,431	1,356,409
Regeneron Pharmaceuticals, Inc.(a)	3,353	1,876,942
Ultragenyx Pharmaceutical, Inc.(a)	10,826	889,789
		12,034,914
Health Care Equipment & Supplies (12.51%)
Abbott Laboratories	35,929	3,910,153
Becton Dickinson and Co.	11,165	2,597,872
Cooper Cos., Inc.	6,000	2,022,720
Danaher Corp.	14,883	3,204,757

See Notes to Schedule of Investments.

Liberty All-Star® Growth Fund	Schedule of Investments
September 30, 2020 (Unaudited)

	SHARES	MARKET VALUE
COMMON STOCKS (continued)
Health Care Equipment & Supplies (continued)
Glaukos Corp.(a)(b)	31,307	$1,550,323
Insulet Corp.(a)	19,182	4,538,269
Intuitive Surgical, Inc.(a)	3,554	2,521,705
Nevro Corp.(a)	39,307	5,475,465
ResMed, Inc.	13,000	2,228,590
Silk Road Medical, Inc.(a)	13,178	885,693
STERIS PLC	12,500	2,202,375
Varian Medical Systems, Inc.(a)	15,000	2,580,000
West Pharmaceutical Services, Inc.	10,000	2,749,000
		36,466,922
Health Care Providers & Services (3.62%)
PetIQ, Inc.(a)	42,045	1,384,122
Progyny, Inc.(a)(b)	156,918	4,618,097
UnitedHealth Group, Inc.	11,607	3,618,714
US Physical Therapy, Inc.	10,709	930,398
		10,551,331
Health Care Technology (0.71%)
Inspire Medical Systems, Inc.(a)	1,463	188,800
Tabula Rasa HealthCare, Inc.(a)(b)	46,390	1,891,321
		2,080,121
Life Sciences Tools & Services (4.62%)
Charles River Laboratories International, Inc.(a)	13,500	3,057,075
Illumina, Inc.(a)	8,587	2,654,070
Mettler-Toledo International, Inc.(a)	2,500	2,414,375
NeoGenomics, Inc.(a)	64,769	2,389,328
Thermo Fisher Scientific, Inc.	6,719	2,966,573
		13,481,421
Pharmaceuticals (1.12%)
Aerie Pharmaceuticals, Inc.(a)	30,000	353,100
Horizon Pharma Plc(a)	37,500	2,913,000
		3,266,100
INDUSTRIALS (12.19%)
Aerospace & Defense (1.52%)
Huntington Ingalls Industries, Inc.	8,300	1,168,225
Kratos Defense & Security Solutions, Inc.(a)	72,993	1,407,305
Teledyne Technologies, Inc.(a)	6,000	1,861,260
		4,436,790
Air Freight & Logistics (0.43%)
XPO Logistics, Inc.(a)	14,763	1,249,836

See Notes to Schedule of Investments.

Liberty All-Star® Growth Fund	Schedule of Investments
September 30, 2020 (Unaudited)

	SHARES	MARKET VALUE
COMMON STOCKS (continued)
Building Products (0.79%)
Lennox International, Inc.	8,500	$2,317,185

Commercial Services & Supplies (3.42%)
Casella Waste Systems, Inc., Class A(a)	74,819	4,178,641
Cintas Corp.	9,500	3,161,885
Copart, Inc.(a)	25,000	2,629,000
		9,969,526
Electrical Equipment (1.29%)
Generac Holdings, Inc.(a)	19,500	3,775,980

Machinery (0.75%)
IDEX Corp.	12,000	2,188,920

Professional Services (1.13%)
IHS Markit, Ltd.	42,015	3,298,598

Road & Rail (1.12%)
Union Pacific Corp.	16,543	3,256,820

Trading Companies & Distributors (1.74%)
HD Supply Holdings, Inc.(a)	60,000	2,474,400
SiteOne Landscape Supply, Inc.(a)	21,254	2,591,925
		5,066,325
INFORMATION TECHNOLOGY (29.07%)
Communications Equipment (0.55%)
Ciena Corp.(a)	40,000	1,587,600

Electronic Equipment, Instruments & Components (1.68%)
Keysight Technologies, Inc.(a)	20,000	1,975,600
Novanta, Inc.(a)	6,092	641,731
Zebra Technologies Corp., Class A(a)	9,000	2,272,140
		4,889,471
IT Services (5.57%)
Akamai Technologies, Inc.(a)	18,000	1,989,720
Booz Allen Hamilton Holding Corp.	23,000	1,908,540
FleetCor Technologies, Inc.(a)	16,353	3,893,649
PayPal Holdings, Inc.(a)	18,307	3,607,028
Visa, Inc., Class A	24,282	4,855,672
		16,254,609
Semiconductors & Semiconductor Equipment (4.15%)
Diodes, Inc.(a)	44,901	2,534,661
Impinj, Inc.(a)	32,859	865,835

See Notes to Schedule of Investments.

Liberty All-Star® Growth Fund	Schedule of Investments
September 30, 2020 (Unaudited)

	SHARES	MARKET VALUE
COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
Monolithic Power Systems, Inc.	11,500	$3,215,515
Skyworks Solutions, Inc.	17,500	2,546,250
Xilinx, Inc.	28,307	2,950,722
		12,112,983
Software (17.12%)
Altair Engineering, Inc., Class A(a)	6,464	271,359
Autodesk, Inc.(a)	12,571	2,904,027
Avalara, Inc.	17,141	2,182,735
Bill.com Holdings, Inc.(a)	4,099	411,171
Cerence, Inc.(a)	33,137	1,619,405
Ebix, Inc.	39,546	814,648
Everbridge, Inc.(a)	27,111	3,408,666
Fortinet, Inc.(a)	15,000	1,767,150
Globant SA(a)	13,052	2,339,179
HubSpot, Inc.(a)	8,216	2,400,962
Intuit, Inc.	6,225	2,030,657
LivePerson, Inc.(a)	4,321	224,649
Microsoft Corp.	23,534	4,949,906
Mimecast, Ltd.(a)	18,622	873,744
Paycom Software, Inc.(a)	7,000	2,179,100
Paylocity Holding Corp.(a)	34,541	5,575,608
Pluralsight, Inc., Class A(a)	65,943	1,129,604
Qualys, Inc.(a)	20,000	1,960,200
Rapid7, Inc.(a)	15,993	979,411
salesforce.com, Inc.(a)	13,338	3,352,106
SPS Commerce, Inc.(a)	14,255	1,110,037
Synopsys, Inc.(a)	11,500	2,460,770
Vertex, Inc.(a)	43,959	1,011,057
Workday, Inc., Class A(a)	18,404	3,959,252
		49,915,403
MATERIALS (3.02%)
Chemicals (1.93%)
Ecolab, Inc.	13,942	2,786,169
Linde PLC	11,984	2,853,750
		5,639,919
Containers & Packaging (1.09%)
Ball Corp.	38,206	3,175,683

REAL ESTATE (3.79%)
Equity Real Estate Investment Trusts (REITs) (1.74%)
Equinix, Inc.	4,188	3,183,425

See Notes to Schedule of Investments.

Liberty All-Star® Growth Fund	Schedule of Investments
September 30, 2020 (Unaudited)

	SHARES	MARKET VALUE
COMMON STOCKS (continued)
Equity Real Estate Investment Trusts (REITs) (continued)
Sun Communities, Inc.	13,500	$1,898,235
		5,081,660
Real Estate Management & Development (2.05%)
FirstService Corp.	45,353	5,981,607

TOTAL COMMON STOCKS
(COST OF $181,442,692)		286,733,788

SHORT TERM INVESTMENTS (2.30%)
MONEY MARKET FUND (1.66%)
State Street Institutional US Government Money Market Fund, 0.024%(c)
(COST OF $4,841,033)	4,841,033	4,841,033

INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LOANED (0.64%)
State Street Navigator Securities Lending Government Money Market Portfolio, 0.09%
(COST OF $1,851,732)	1,851,732	1,851,732

TOTAL SHORT TERM INVESTMENTS
(COST OF $6,692,765)		6,692,765

TOTAL INVESTMENTS (100.63%)
(COST OF $188,135,457)		293,426,553

LIABILITIES IN EXCESS OF OTHER ASSETS (-0.63%)		(1,834,361)

NET ASSETS (100.00%)		$291,592,192

NET ASSET VALUE PER SHARE
(41,880,857 SHARES OUTSTANDING)		$6.96

(a)	Non-income producing security.
(b)	Security, or a portion of the security position, is currently on loan. The total market value of securities on loan is $1,993,382.
(c)	Rate reflects seven-day effective yield on September 30, 2020.

See Notes to Schedule of Investments.

Liberty All-Star® Growth Fund	Notes to Schedule of Investments
September 30, 2020 (Unaudited)

Security Valuation

Equity securities are valued at the last sale price at the close of the principal exchange on which they trade, except for securities listed on the NASDAQ Stock Market LLC (“NASDAQ”), which are valued at the NASDAQ official closing price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Cash collateral from securities lending activity is reinvested in the State Street Navigator Securities Lending Government Money Market Portfolio (“State Street Navigator”), a registered investment company under the Investment Company Act of 1940 (the “1940 Act”), which operates as a money market fund in compliance with Rule 2a-7 under the 1940 Act. Shares of registered investment companies are valued daily at that investment company’s net asset value per share.

The Fund’s investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Fund's Board of Directors (the "Board"). When market quotations are not readily available, or in management’s judgment they do not accurately reflect fair value of a security, or an event occurs after the market close but before the Fund is priced that materially affects the value of a security, the security will be valued by the Fund’s Valuation Committee, using fair valuation procedures established by the Board. Examples of potentially significant events that could materially impact a Fund’s net asset value include, but are not limited to: single issuer events such as corporate actions, reorganizations, mergers, spin-offs, liquidations, acquisitions and buyouts; corporate announcements on earnings or product offerings; regulatory news; and litigation and multiple issuer events such as governmental actions; natural disasters or armed conflicts that affect a country or a region; or significant market fluctuations. Potential significant events are monitored by the Advisor, ALPS Advisors, Inc. (the “Advisor”), Sub-Advisers and/or the Valuation Committee through independent reviews of market indicators, general news sources and communications from the Fund’s custodian. As of September 30, 2020, the Fund held no securities that were fair valued.

Security Transactions

Security transactions are recorded on trade date. Cost is determined and gains/(losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on the accrual basis. Corporate actions and dividend income are recorded on the ex-date.

The Fund estimates components of distributions from real estate investment trusts (“REITs”). Distributions received in excess of income are recorded as a reduction of the cost of the related investments. Once the REIT reports annually the tax character of its distributions, the Fund revises its estimates. If the Fund no longer owns the applicable securities, any distributions received in excess of income are recorded as realized gains.

Lending of Portfolio Securities

The Fund may lend its portfolio securities only to borrowers that are approved by the Fund’s securities lending agent, State Street Bank & Trust Co. (“SSB”). The Fund will limit such lending to not more than 20% of the value of its total assets. The borrower pledges and maintains with the Fund collateral consisting of cash (U.S. Dollar only), securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, or by irrevocable bank letters of credit issued by a person other than the borrower or an affiliate of the borrower. The initial collateral received by the Fund is required to have a value of no less than 102% of the market value of the loaned securities for securities traded on U.S. exchanges and a value of no less than 105% of the market value for all other securities. The collateral is maintained thereafter, at a market value equal to no less than 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Liberty All-Star® Growth Fund	Notes to Schedule of Investments
September 30, 2020 (Unaudited)

Any cash collateral received is reinvested in State Street Navigator. Non-cash collateral, in the form of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, is not disclosed in the Fund’s Schedule of Investments as it is held by the lending agent on behalf of the Fund, and the Fund does not have the ability to re-hypothecate these securities.

The following is a summary of the Fund’s securities lending positions and related cash and non-cash collateral received as of September 30, 2020:

Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
$1,993,382	$1,851,732	$ 165,000	$2,016,732

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by SSB. SSB’s indemnity allows for full replacement of securities lent wherein SSB will purchase the unreturned loaned securities on the open market by applying the proceeds of the collateral, or to the extent such proceeds are insufficient or the collateral is unavailable, SSB will purchase the unreturned loan securities at SSB’s expense. However, the Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Fair Value Measurements

The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Liberty All-Star® Growth Fund	Notes to Schedule of Investments
September 30, 2020 (Unaudited)

Valuation techniques used to value the Fund’s investments by major category are as follows:

Equity securities that are valued based on unadjusted quoted prices in active markets are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the mean of the most recent quoted bid and ask prices on such day and are generally categorized as Level 2 in the hierarchy. Investments in shares of registered investment companies are valued at their closing NAV each business day and are categorized as Level 1 in the hierarchy.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.

These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1	–	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2	–	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3	–	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2020:

	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks*	$286,733,788	$–	$–	$286,733,788
Short Term Investments	6,692,765	–	–	6,692,765
Total	$293,426,553	$–	$–	$293,426,553

*	See Schedule of Investments for industry classifications.

The Fund did not have any securities which used significant unobservable inputs (Level 3) in determining fair value during the period.

Liberty All-Star® Growth Fund	Notes to Schedule of Investments
September 30, 2020 (Unaudited)

Indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund. Also, under the Fund’s organizational documents and by contract, the Directors and Officers of the Fund are indemnified against certain liabilities that may arise out of their duties to the Fund. However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be minimal.

Maryland Statutes

By resolution of the Board of Directors, the Fund has opted into the Maryland Control Share Acquisition Act and the Maryland Business Combination Act. In general, the Maryland Control Share Acquisition Act provides that “control shares” of a Maryland corporation acquired in a control share acquisition may not be voted except to the extent approved by shareholders at a meeting by a vote of two-thirds of the votes entitled to be cast on the matter (excluding shares owned by the acquirer and by officers or directors who are employees of the corporation). “Control shares” are voting shares of stock which, if aggregated with all other shares of stock owned by the acquirer or in respect of which the acquirer is able to exercise or direct the exercise of voting power (except solely by virtue of a revocable proxy), would entitle the acquirer to exercise voting power in electing directors within certain statutorily defined ranges (one-tenth but less than one-third, one-third but less than a majority, and more than a majority of the voting power). In general, the Maryland Business Combination Act prohibits an interested shareholder (a shareholder that holds 10% or more of the voting power of the outstanding stock of the corporation) of a Maryland corporation from engaging in a business combination (generally defined to include a merger, consolidation, share exchange, sale of a substantial amount of assets, a transfer of the corporation’s securities and similar transactions to or with the interested shareholder or an entity affiliated with the interested shareholder) with the corporation for a period of five years after the most recent date on which the interested shareholder became an interested shareholder. At the time of adoption, March 19, 2009, the Board and the Fund were not aware of any shareholder that held control shares or that was an interested shareholder under the statutes.